Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other assets	R$ 284,902	R$ 265,042
Current portion	(239,318)	(199,644)
Non-current portion	45,584	65,398
Advance To Employees [Member]
IfrsStatementLineItems [Line Items]
Other assets	7,033	7,092
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	66,018	31,437
Amounts Receivable From TIM Brasil [Member]
IfrsStatementLineItems [Line Items]
Other assets	22,803	22,790
Amounts Receivable From Incentivized Projects [Member]
IfrsStatementLineItems [Line Items]
Other assets	43,138	63,034
Taxes And Labor Contributions To Offset [Member]
IfrsStatementLineItems [Line Items]
Other assets	83,981	69,794
FIC Other [Member]
IfrsStatementLineItems [Line Items]
Other assets	R$ 61,929	R$ 70,895